Goldman Sachs Tactical Tilt Overlay Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	80 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.24%	2.46%	2.39%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.94%	14.51%	14.16%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.18%	4.49%	3.76%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.04%	2.97%	2.39%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.30%	2.82%	2.31%